Provision for/(Reversal of) expected credit losses for receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2025
Provision for/(Reversal of) expected credit losses for receivables and other assets
Schedule of provision for/(reversal of) expected credit losses for receivables and other assets

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Collection of return of finance lease receivables	(4,954,732)	(2,848,564)	(1,946,105)	(278,289)
Expected credit loss/(reversal) for accounts receivables	199,711	105,538	(281,983)	(40,323)
Expected credit loss/(reversal) for other current assets	29,314,107	(14,764,657)	4,822,880	689,663
Expected credit loss/(reversal) for other non-current assets	94,462	(1,108,096)	(473,144)	(67,659)
Total	24,653,548	(18,615,779)	2,121,648	303,392